Share-based compensation - Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Total incurred expenses	€ 68.9	€ 117.5	€ 53.9
Recognized income tax benefit (excluding excess income tax benefits)	10.2	8.2	6.6
Total expected expenses in future periods	€ 113.0	€ 125.4	€ 85.9
Weighted average period in which these expected expenses are to be recognized	1 year 4 months 24 days	1 year 8 months 12 days	1 year 7 months 6 days